Fair value measurements (Schedule of Changes in Level 3 Instruments) (Details) ¥ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
		Feb. 03, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Liabilities measured at fair value [Line Items]
Fair value change of contingent consideration	[1]			¥ 0	$ 0	¥ (292,471)
Level 3 [Member]
Liabilities measured at fair value [Line Items]
Balance						183,000
Fair value change of contingent consideration						(290,306)
Balance				¥ 0			¥ 183,000
Beifu [Member]
Liabilities measured at fair value [Line Items]
Contingent consideration		¥ 107,306
Fair value change of contingent consideration			¥ 107,306
Beifu [Member] | Level 3 [Member]
Liabilities measured at fair value [Line Items]
Contingent consideration						¥ 107,306

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:For the year ended December 31, Note 2014 2015 2016 2016 RMB RMB RMB US$ (Note2(e)) Cost of revenues 18,037 23,963 15,894 2,289 Research and development expenses 54,141 70,951 78,816 11,352 Sales and marketing expenses 2,807 3,283 3,107 448 General and administrative expenses 59,647 87,175 59,469 8,565